Subsequent events (Details Textual) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 01, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding		21,600,000	20,000,000
Stock Issued During Period, Value, New Issues		$ 5,663,122
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		1,600,000
Stock Issued During Period, Value, New Issues		$ 1,600
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding	23,293,000
Subsequent Event [Member] | Common Stock [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	1,693,000
Sale of Stock, Price Per Share	$ 4.70
Stock Issued During Period, Value, New Issues	$ 7,957,100